Sales Revenue	12 Months Ended
Dec. 31, 2020
Sales Revenue
Sales Revenue

16. Sales revenue

	2020			2019			2018
in EUR thousands	Revenue from product sales	Revenue from development projects	Revenue from license agreements	Revenue from product sales	Revenue from development projects	Revenue from license agreements	Revenue from product sales	Revenue from development projects	Revenue from license agreements
Germany	5,159	-	-	4,633	-	-	3,307	-	-
Europe (ex-Germany)	2,104	-	-	2,603	-	-	2.737	-	-
USA	16,589	-	-	23,343	-	-	14,894	-	-
Other regions	-	493	6,000	-	686	-		129	40
Total	23,853	493	6,000	30,579	686	-	20,938	129	40

Revenue from license agreements include EUR 6,000 thousand in down payments received from Maruho under the license agreement.

Revenue from product sales generated in the U.S. includes revenue from finance and operating lease agreements concerning the BF-RhodoLED® lamps.

In the 2020 financial year, we generated EUR 75 thousand of income from operating leases (2019: EUR 72 thousand; 2018: EUR 94 thousand). We generated income of EUR 91 thousand from finance leases (2019: EUR 126 thousand; 2018: EUR 240 thousand).